UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06257 )

Exact name of registrant as specified in charter: Putnam Limited Duration Government Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: November 30, 2007

Date of reporting period: February 28, 2007

Item 1. Schedule of Investments:

Putnam Limited Duration Government Income Fund

The fund's portfolio
2/28/07 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (19.4%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.2%)
Government National Mortgage Association Adjustable
Rate Mortgages
4 3/4s, July 20, 2026	$57,787	$58,742
4 1/2s, August 20, 2034	8,614,893	8,551,091
Government National Mortgage Association Pass-Through
Certificates
7 1/2s, with due dates from December 15, 2023 to
March 15, 2032	874,284	915,715
7s, with due dates from July 15, 2029 to May 15, 2032	149,339	155,363
		9,680,911

U.S. Government Agency Mortgage Obligations (17.2%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, with due dates from April 1, 2016 to
December 1, 2017	19,570	20,607
6s, August 1, 2021	71,135	72,268
5 1/2s, October 1, 2018	637,500	640,912
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, with due dates from October 1, 2022 to
November 1, 2030	168,066	174,516
7s, with due dates from December 1, 2031 to
December 1, 2035	4,147,438	4,285,476
7s, with due dates from September 1, 2007 to
January 1, 2015	352,350	363,333
6 1/2s, August 1, 2034	30,617	31,299
6 1/2s, with due dates from February 1, 2014 to
February 1, 2017	972,371	994,856
6s, with due dates from July 1, 2021 to July 1, 2036	7,860,813	7,985,891
6s, with due dates from March 1, 2012 to June 1, 2021	3,692,624	3,752,609
6s, TBA, March 1, 2037	12,400,000	12,506,563
5 1/2s, with due dates from April 1, 2034 to
March 1, 2037	30,527,318	30,299,078
5 1/2s, with due dates from January 1, 2009 to
February 1, 2021	2,055,287	2,063,035
5 1/2s, TBA, March 1, 2037	900,000	892,828
5s, with due dates from May 1, 2021 to May 1, 2036	2,410,121	2,342,741
4 1/2s, with due dates from October 1, 2020 to
October 1, 2035	3,661,018	3,526,727
4 1/2s, with due dates from July 1, 2020 to
September 1, 2020	4,254,227	4,127,597
		74,080,336
Total U.S. government and agency mortgage obligations (cost $83,468,497)		$83,761,247

U.S. GOVERNMENT AGENCY OBLIGATIONS (9.6%)(a)

	Principal amount	Value

Fannie Mae 4 1/4s, August 15, 2010	$9,600,000	$9,433,763
Freddie Mac
6 7/8s, September 15, 2010	6,752,000	7,203,037
6 5/8s, September 15, 2009	23,980,000	25,021,574

Total U.S. government agency obligations (cost $42,423,553)		$41,658,374

U.S. TREASURY OBLIGATIONS (18.1%)(a)

	Principal amount	Value

U.S. Treasury Notes
4 1/4s, August 15, 2014	$1,300,000	$1,276,438
4 1/4s, August 15, 2013	53,596,000	52,833,929
4s, February 15, 2014	25,000,000	24,207,030

Total U.S. treasury obligations (cost $79,339,512)		$78,317,397

COLLATERALIZED MORTGAGE OBLIGATIONS (33.8%)(a)

	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 06-4, Class A4, 5.634s, 2046	$660,000	$676,535
Ser. 06-5, Class A4, 5.414s, 2047	816,000	823,436
FRB Ser. 05-1, Class A5, 4.981s, 2042	207,000	207,102
Ser. 04-4, Class A6, 4.877s, 2042	34,000	33,143
Commercial Mortgage Pass-Through Certificates
Ser. 06-C7, Class A4, 5.769s, 2046	6,752,000	7,034,477
FRB Ser. 04-LB3A, Class A5, 5.28s, 2037	20,000	20,175
Countrywide Alternative Loan Trust IFB Ser. 06-6CB,
Class 1A3, Interest Only (IO), zero %, 2036	5,246,441	12,296
Credit Suisse Mortgage Capital Certificates Ser.
06-C4, Class A3, 5.467s, 2039	1,341,000	1,356,607
CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C3, Class A5, 5.113s, 2036	76,000	75,276
Ser. 05-C4, Class A5, 5.104s, 2038	64,000	63,265
FRB Ser. 05-C5, Class A4, 5.1s, 2038	64,000	63,215
Ser. 04-C3, Class A3, 4.302s, 2036	161,000	157,965
Fannie Mae
Ser. 03-W6, Class PT1, 9.962s, 2042	1,608,245	1,728,306
IFB Ser. 06-70, Class SM, 9.605s, 2036	128,131	138,307
IFB Ser. 06-62, Class PS, 7.98s, 2036	609,930	686,720
IFB Ser. 06-76, Class QB, 7.68s, 2036	881,296	989,191
Ser. 05-W3, Class 1A, 7 1/2s, 2045	1,369,760	1,448,516
Ser. 04-W8, Class 3A, 7 1/2s, 2044	2,418,716	2,549,941
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	480,651	506,421
Ser. 04-W2, Class 5A, 7 1/2s, 2044	477,610	502,574
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	1,310,249	1,379,775
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	292,903	308,453
Ser. 03-W1, Class 2A, 7 1/2s, 2042	660,843	690,234
Ser. 03-W4, Class 4A, 7 1/2s, 2042	419,090	438,249
Ser. 02-T18, Class A4, 7 1/2s, 2042	830,638	869,596
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	2,231,819	2,335,764
Ser. 02-T16, Class A3, 7 1/2s, 2042	4,734,840	4,964,906
Ser. 02-T19, Class A3, 7 1/2s, 2042	946,557	990,929
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	405,228	424,103
Ser. 02-W4, Class A5, 7 1/2s, 2042	2,025,366	2,115,125
Ser. 02-W1, Class 2A, 7 1/2s, 2042	54,106	56,383
Ser. 02-14, Class A2, 7 1/2s, 2042	218,825	228,712
Ser. 01-T10, Class A2, 7 1/2s, 2041	1,277,423	1,330,428
Ser. 02-T4, Class A3, 7 1/2s, 2041	888,053	926,166
Ser. 02-T6, Class A2, 7 1/2s, 2041	308,681	320,869
Ser. 01-T12, Class A2, 7 1/2s, 2041	2,215,840	2,306,285
Ser. 01-T8, Class A1, 7 1/2s, 2041	356,094	369,784
Ser. 01-T7, Class A1, 7 1/2s, 2041	2,204,477	2,291,324
Ser. 01-T3, Class A1, 7 1/2s, 2040	8,660	9,010
Ser. 99-T2, Class A1, 7 1/2s, 2039	123,582	130,149
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	1,065,353	1,112,496
Ser. 02-T1, Class A3, 7 1/2s, 2031	1,677,159	1,750,830
Ser. 00-T6, Class A1, 7 1/2s, 2030	751,915	785,228
Ser. 02-W7, Class A5, 7 1/2s, 2029	238,209	248,974
Ser. 02-W3, Class A5, 7 1/2s, 2028	208,333	217,746
IFB Ser. 06-63, Class SP, 7.38s, 2036	955,645	1,053,660
IFB Ser. 06-60, Class TK, 7.32s, 2036	255,883	276,531
Ser. 02-26, Class A1, 7s, 2048	971,837	1,005,002
Ser. 04-W12, Class 1A3, 7s, 2044	646,395	672,938
Ser. 04-T3, Class 1A3, 7s, 2044	1,153,655	1,200,085
Ser. 04-T2, Class 1A3, 7s, 2043	391,846	407,695
Ser. 03-W8, Class 2A, 7s, 2042	3,900,207	4,046,386
Ser. 03-W3, Class 1A2, 7s, 2042	371,800	384,708
Ser. 02-T16, Class A2, 7s, 2042	2,680,393	2,773,745
Ser. 02-T19, Class A2, 7s, 2042	1,674,535	1,733,557
Ser. 01-T10, Class A1, 7s, 2041	729,414	752,429
Ser. 02-T4, Class A2, 7s, 2041	1,750,693	1,804,819
Ser. 04-W1, Class 2A2, 7s, 2033	2,723,956	2,831,758
IFB Ser. 06-104, Class ES, 6.85s, 2036	369,224	401,058
IFB Ser. 06-104, Class CS, 5.76s, 2036	439,495	452,229
Ser. 07-16, Class TS, IO, 5 1/2s, 2009	3,914,000	105,189
IFB Ser. 05-74, Class CS, 5.39s, 2035	1,109,952	1,137,458
IFB Ser. 05-74, Class CP, 5.243s, 2035	973,510	1,010,740
IFB Ser. 06-27, Class SP, 5.06s, 2036	651,000	677,843
IFB Ser. 06-8, Class HP, 5.06s, 2036	777,997	801,009
IFB Ser. 06-8, Class WK, 5.06s, 2036	1,204,007	1,229,905
IFB Ser. 05-106, Class US, 5.06s, 2035	1,175,987	1,219,417
IFB Ser. 05-99, Class SA, 5.06s, 2035	581,627	591,705
Ser. 07-31, Class TS, IO, 5s, 2037	2,414,000	52,806
IFB Ser. 05-114, Class SP, 4.95s, 2036	332,871	315,395
IFB Ser. 05-74, Class DM, 4.877s, 2035	1,121,369	1,143,987
IFB Ser. 06-60, Class CS, 4.583s, 2036	421,736	409,075
IFB Ser. 05-95, Class CP, 4.089s, 2035	91,352	91,315
IFB Ser. 05-106, Class JC, 3.628s, 2035	496,985	462,820
IFB Ser. 05-83, Class QP, 3.562s, 2034	382,690	362,107
IFB Ser. 05-57, Class MN, 3.303s, 2035	812,917	790,726
IFB Ser. 06-90, Class SE, IO, 2.48s, 2036	422,377	38,278
IFB Ser. 03-66, Class SA, IO, 2.33s, 2033	1,004,534	77,067
IFB Ser. 03-48, Class S, IO, 2.23s, 2033	446,855	34,073
IFB Ser. 05-113, Class AI, IO, 1.91s, 2036	139,053	10,458
IFB Ser. 05-113, Class DI, IO, 1.91s, 2036	6,801,111	400,880
IFB Ser. 06-60, Class DI, IO, 1 3/4s, 2035	411,419	21,902
IFB Ser. 05-65, Class KI, IO, 1.68s, 2035	10,097,668	547,560
IFB Ser. 06-128, Class SH, IO, 1.43s, 2037	873,265	42,004
IFB Ser. 05-90, Class SP, IO, 1.43s, 2035	1,861,196	112,416
IFB Ser. 05-82, Class SY, IO, 1.41s, 2035	4,777,084	238,417
IFB Ser. 05-95, Class CI, IO, 1.38s, 2035	1,221,191	78,162
IFB Ser. 05-84, Class SG, IO, 1.38s, 2035	2,087,677	136,835
IFB Ser. 05-69, Class AS, IO, 1.38s, 2035	533,434	28,339
IFB Ser. 04-92, Class S, IO, 1.38s, 2034	1,670,611	88,491
IFB Ser. 05-104, Class SI, IO, 1.38s, 2033	2,867,662	164,949
IFB Ser. 05-83, Class QI, IO, 1.37s, 2035	318,250	23,177
IFB Ser. 05-83, Class SL, IO, 1.35s, 2035	3,728,616	194,704
IFB Ser. 06-20, Class IG, IO, 1.33s, 2036	6,821,632	281,939
IFB Ser. 06-121, Class SD, IO, 1.32s, 2036	682,166	35,068
IFB Ser. 06-109, Class SG, IO, 1.31s, 2036	530,091	28,207
IFB Ser. 06-104, Class SY, IO, 1.3s, 2036	213,679	9,866
IFB Ser. 06-128, Class SC, IO, 1.28s, 2037	817,377	41,850
IFB Ser. 06-44, Class IS, IO, 1.28s, 2036	893,099	47,306
IFB Ser. 06-45, Class SM, IO, 1.28s, 2036	1,641,908	68,243
IFB Ser. 06-20, Class IB, IO, 1.27s, 2036	2,922,990	115,131
IFB Ser. 05-95, Class OI, IO, 1.27s, 2035	177,207	13,119
IFB Ser. 06-92, Class JI, IO, 1.26s, 2036	317,302	17,906
IFB Ser. 06-96, Class ES, IO, 1.26s, 2036	446,082	23,562
IFB Ser. 06-99, Class AS, IO, 1.26s, 2036	292,718	15,192
IFB Ser. 06-85, Class TS, IO, 1.24s, 2036	1,733,434	78,972
IFB Ser. 06-61, Class SE, IO, 1.23s, 2036	1,282,016	49,077
IFB Ser. 03-124, Class ST, IO, 1.18s, 2034	685,049	29,757
IFB Ser. 03-112, Class SA, IO, 1.18s, 2028	1,001,643	28,558
IFB Ser. 05-74, Class SE, IO, 0.78s, 2035	5,281,467	165,623
IFB Ser. 05-82, Class SI, IO, 0.78s, 2035	4,446,506	143,817
IFB Ser. 05-74, Class NI, IO, 0.76s, 2035	5,274,696	251,125
IFB Ser. 05-87, Class SE, IO, 0.73s, 2035	8,089,240	258,254
Ser. 06-104, Class EK, zero %, 2036	181,611	175,595
Ser. 371, Class 1, Principal Only (PO), zero %, 2036	1,015,568	863,062
Ser. 05-113, Class DO, PO, zero %, 2036	1,045,648	845,478
Ser. 367, Class 1, PO, zero %, 2036	257,337	198,086
Ser. 363, Class 1, PO, zero %, 2035	9,863,465	7,610,660
Ser. 361, Class 1, PO, zero %, 2035	3,453,633	2,853,604
Ser. 04-38, Class AO, PO, zero %, 2034	2,192,517	1,606,704
Ser. 02-82, Class TO, PO, zero %, 2032	1,061,620	867,709
Ser. 04-61, Class CO, PO, zero %, 2031	440,000	362,026
Ser. 07-15, Class IM, IO, zero %, 2009	941,000	21,907
FRB Ser. 05-117, Class GF, zero %, 2036	125,722	117,541
FRB Ser. 05-79, Class FE, zero %, 2035	290,506	292,429
FRB Ser. 05-45, Class FG, zero %, 2035	284,009	268,831
FRB Ser. 05-81, Class DF, zero %, 2033	103,171	103,236
FRB Ser. 06-1, Class HF, zero %, 2032	146,368	138,551
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043	2,168,339	2,290,850
Ser. T-58, Class 4A, 7 1/2s, 2043	598,935	628,176
Ser. T-42, Class A5, 7 1/2s, 2042	315,207	328,725
Ser. T-41, Class 3A, 7 1/2s, 2032	506,194	528,431
Ser. T-60, Class 1A2, 7s, 2044	754,385	784,641
Ser. T-59, Class 1A2, 7s, 2043	1,556,417	1,622,433
Ser. T-55, Class 1A2, 7s, 2043	930,454	959,733
Freddie Mac
IFB Ser. 3202, Class PS, 7.32s, 2036	630,309	691,936
IFB Ser. 3153, Class SX, 6.65s, 2036	904,599	973,943
IFB Ser. 3081, Class DC, 5.22s, 2035	469,674	480,159
IFB Ser. 3114, Class GK, 5.12s, 2036	302,395	311,310
Ser. 3291, Class SA, IO, 5s, 2037	643,000	21,701
IFB Ser. 2979, Class AS, 4.767s, 2034	208,928	206,969
IFB Ser. 3153, Class UT, 4.51s, 2036	525,510	515,786
IFB Ser. 3065, Class DC, 3.9s, 2035	714,191	679,841
IFB Ser. 3050, Class SA, 3.575s, 2034	508,179	472,833
IFB Ser. 3031, Class BS, 3.425s, 2035	986,340	925,186
IFB Ser. 3012, Class GP, 2.617s, 2035	509,716	490,183
IFB Ser. 2594, Class SE, IO, 1.73s, 2030	1,305,576	64,055
IFB Ser. 2828, Class TI, IO, 1.73s, 2030	668,808	39,920
IFB Ser. 3033, Class SF, IO, 1.48s, 2035	965,144	32,272
IFB Ser. 3028, Class ES, IO, 1.43s, 2035	3,434,511	234,382
IFB Ser. 3042, Class SP, IO, 1.43s, 2035	775,767	48,563
IFB Ser. 3045, Class DI, IO, 1.41s, 2035	10,592,329	496,003
IFB Ser. 3136, Class NS, IO, 1.38s, 2036	1,340,149	84,268
IFB Ser. 3054, Class CS, IO, 1.38s, 2035	750,892	33,321
IFB Ser. 3107, Class DC, IO, 1.38s, 2035	1,752,051	125,003
IFB Ser. 3066, Class SI, IO, 1.38s, 2035	4,674,365	321,679
IFB Ser. 3031, Class BI, IO, 1.37s, 2035	656,784	47,639
IFB Ser. 3067, Class SI, IO, 1.33s, 2035	2,749,423	187,373
IFB Ser. 3114, Class TS, IO, 1.33s, 2030	4,725,838	159,497
IFB Ser. 3128, Class JI, IO, 1.31s, 2036	1,352,370	92,599
IFB Ser. 3065, Class DI, IO, 1.3s, 2035	510,102	36,959
IFB Ser. 3145, Class GI, IO, 1.28s, 2036	1,098,536	71,635
IFB Ser. 3114, Class GI, IO, 1.28s, 2036	725,824	53,288
IFB Ser. 3174, Class BS, IO, 1.2s, 2036	948,693	33,749
IFB Ser. 3152, Class SY, IO, 1.16s, 2036	1,149,378	71,066
IFB Ser. 3081, Class DI, IO, 1.16s, 2035	637,947	35,171
IFB Ser. 3199, Class S, IO, 1.13s, 2036	468,954	24,290
IFB Ser. 3012, Class UI, IO, 1.1s, 2035	1,249,901	62,760
IFB Ser. 3016, Class SQ, IO, 0.79s, 2035	1,496,139	43,014
IFB Ser. 3012, Class IG, IO, 0.76s, 2035	4,452,965	199,362
IFB Ser. 2815, Class S, IO, 0.68s, 2032	1,478,737	38,817
Ser. 242, PO, zero %, 2036	849,195	708,901
Ser. 3174, PO, zero %, 2036	175,844	152,511
Ser. 236, PO, zero %, 2036	282,935	231,440
Ser. 3045, Class DO, PO, zero %, 2035	810,011	649,612
Ser. 231, PO, zero %, 2035	5,952,230	4,600,789
FRB Ser. 3213, Class FX, zero %, 2036	171,972	165,845
FRB Ser. 3231, Class X, zero %, 2036	182,463	178,785
FRB Ser. 3048, Class XG, zero %, 2035	101,008	91,943
FRB Ser. 3030, Class CF, zero %, 2035	314,871	300,296
FRB Ser. 3022, Class TC, zero %, 2035	105,723	108,366
FRB Ser. 2986, Class XT, zero %, 2035	68,315	67,056
FRB Ser. 2958, Class FL, zero %, 2035	290,219	263,245
FRB Ser. 3046, Class WF, zero %, 2035	129,688	125,832
FRB Ser. 3054, Class XF, zero %, 2034	66,994	65,120
FRB Ser. 3024, Class CW, zero %, 2034	50,163	49,292
FRB Ser. 3046, Class UF, zero %, 2033	362,041	348,585
Government National Mortgage Association
Ser. 07-8, Class SA, IO, 5s, 2037	1,501,000	57,226
IFB Ser. 05-84, Class SB, 3.7s, 2035	365,803	342,414
IFB Ser. 05-68, Class DP, 3.614s, 2035	2,721,168	2,601,997
IFB Ser. 05-84, Class SL, 3.1s, 2035	1,857,868	1,723,948
IFB Ser. 05-66, Class SP, 3.1s, 2035	861,837	799,515
IFB Ser. 05-7, Class NP, 2.959s, 2033	268,855	256,419
IFB Ser. 05-68, Class SN, IO, 1.88s, 2034	2,201,874	120,070
IFB Ser. 06-69, Class SA, IO, 1.48s, 2036	749,175	34,894

IFB Ser. 05-65, Class SI, IO, 1.03s, 2035		6,239,923	249,114
IFB Ser. 05-68, Class KI, IO, 0.98s, 2035		19,174,446	1,061,091
IFB Ser. 05-68, Class SI, IO, 0.98s, 2035		11,549,280	513,615
IFB Ser. 06-14, Class S, IO, 0.93s, 2036		1,602,756	60,201
IFB Ser. 05-68, Class S, IO, 0.88s, 2035		6,583,100	261,075
Greenwich Capital Commercial Funding Corp.
Ser. 07-GG9, Class A4, 5.444s, 2039		480,000	482,397
FRB Ser. 05-GG5, Class A5, 5.224s, 2037		64,000	63,756
GS Mortgage Securities Corp. II
Ser. 06-GG8, Class A4, 5.56s, 2039		832,000	846,818
Ser. 04-GG2, Class A6, 5.396s, 2038		38,000	38,347
Ser. 05-GG4, Class A4, 4.761s, 2039		162,000	156,479
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.858s, 2035		1,799,341	1,787,070
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-CB16, Class A4, 5.552s, 2045		895,000	911,226
Ser. 06-CB14, Class AM, 5.445s, 2044		1,499,000	1,517,708
FRB Ser. 04-PNC1, Class A4, 5.373s, 2041		61,000	61,697
Ser. 06-LDP9, Class A3, 5.336s, 2047		2,217,000	2,220,126
Ser. 05-CB12, Class A4, 4.895s, 2037		163,000	158,612
Ser. 04-C3, Class A5, 4.878s, 2042		155,000	151,001
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028		55,000	57,322
FRB Ser. 04-C4, Class A4, 5.133s, 2029		62,000	62,407
Lehman Mortgage Trust
Ser. 07-1, Class 3A2, IO, 1.93s, 2037		1,849,067	126,021
IFB Ser. 06-9, Class 3A2, IO, 1.91s, 2037		1,071,321	65,049
IFB Ser. 06-5, Class 2A2, IO, 1.83s, 2036		2,178,061	100,710
Ser. 06-9, Class 2A3, IO, 1.3s, 2036		3,868,584	208,500
IFB Ser. 06-7, Class 2A5, IO, 1.23s, 2036		1,047,634	55,329
IFB Ser. 06-6, Class 1A3, IO, 1.18s, 2036		1,614,375	78,923
IFB Ser. 06-5, Class 1A3, IO, 0.08s, 2036		582,398	2,913
IFB Ser. 06-4, Class 1A3, IO, 0.08s, 2036		1,195,701	10,156
IFB Ser. 06-9, Class 1A6, IO, zero %, 2037		1,911,464	6,904
Ser. 06-9, Class 2A2, IO, 1.3s, 2037		2,675,810	144,414
Merrill Lynch Mortgage Trust
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041		158,000	153,916
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043		154,000	148,487
Morgan Stanley Mortgage Loan Trust IFB Ser. 06-7,
Class 4A3, IO, zero %, 2036		247,556	1,015
Morgan Stanley Capital I
Ser. 07-HQ11, Class A4, 5.447s, 2044		850,000	855,704
Ser. 05-HQ6, Class A4A, 4.989s, 2042		64,000	62,916
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.23s, 2036		317,121	3,964
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 05-18, Class 6A1, 5.274s, 2035		2,471,411	2,465,405
Ser. 04-20, Class 1A2, 5.058s, 2035		167,627	165,766
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.188s, 2036		2,052,315	2,031,070
Ser. 05-AR2, Class 2A1, 4.544s, 2035		1,478,457	1,453,855
Ser. 04-R, Class 2A1, 4.359s, 2034		1,507,221	1,479,019
Ser. 05-AR9, Class 1A2, 4.354s, 2035		69,007	67,836

Total collateralized mortgage obligations (cost $146,785,514)			$146,080,342

ASSET-BACKED SECURITIES (0.8%)(a)

		Principal amount	Value

Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 0.806s, 2035		$21,495,715	$591,132
IFB Ser. 05-R2, Class 1AS, IO, 0.421s, 2035		10,190,708	336,310
Residential Asset Mortgage Products, Inc. FRB Ser.
06-RZ2, Class A2, 5.49s, 2036		1,656,000	1,655,483
Terwin Mortgage Trust 144A FRB Ser. 06-9HGA, Class A1,
5.4s, 2037		1,036,420	1,036,234

Total asset-backed securities (cost $3,616,707)			$3,619,159

PURCHASED OPTIONS OUTSTANDING (1.4%)(a)

	Expiration
	date/strike price	Contract amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate of
5.115% versus the three month USD-LIBOR-BBA maturing
on January 9, 2018.	Jan 08 / 5.115	$86,420,000	$1,703,476
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.115%
versus the three month USD-LIBOR-BBA maturing on
January 9, 2018.	Jan 08 / 5.115	86,420,000	1,672,936
Option on an interest rate swap with Lehman Brothers
for the right to receive a fixed rate swap of 5.19%
versus the three month USD-LIBOR-BBA maturing
December 12, 2017.	Dec 07 / 5.19	57,535,000	1,294,135
Option on an interest rate swap with Lehman Brothers
for the right to pay a fixed rate swap of 5.19% versus
the three month USD-LIBOR-BBA maturing
December 12, 2017.	Dec 07 / 5.19	57,535,000	916,130
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate of
5.28% versus the three month USD-LIBOR-BBA maturing on
March 8, 2017.	Mar 07 / 5.28	20,759,000	290,169
Option on an interest rate swap with JPMorgan Chase

Bank, N.A. for the right to pay a fixed rate of 5.28%
versus the three month USD-LIBOR-BBA maturing on
March 8, 2017.	Mar 07 / 5.28	20,759,000	1,765

Total purchased options outstanding (cost $9,094,642)			$5,878,611

SHORT-TERM INVESTMENTS (22.7%)(a)

		Principal amount	Value

Interest in $667,000,000 joint tri-party repurchase
agreement dated February 28, 2007 with Bank of America
Securities, LLC due March 1, 2007 with respect to
various U.S. Government obligations -- maturity value
of $96,764,324 for an effective yield of 5.33%
(collateralized by Fannie Mae with a yield of 5.00%
and a due date of June 1, 2035 valued at $667,098,753)		$96,750,000	$96,750,000
U.S. Treasury Bills for an effective yield of 4.92%,
March 29, 2007 (SEG)		1,310,000	1,305,038

Total short-term investments (cost $98,055,038)			$98,055,038

TOTAL INVESTMENTS

Total investments (cost $462,783,463) (b)			$457,370,168

FUTURES CONTRACTS OUTSTANDING at 2/28/07 (Unaudited)
						Unrealized
			Number of		Expiration	appreciation/
			contracts	Value	date	(depreciation)

U.S. Treasury Note 10 yr (Long)			2936	$318,071,094	Jun-07	$2,586,642
U.S. Treasury Note 2 yr (Short)			1023	210,076,953	Jun-07	(689,505)
U.S. Treasury Bond 20 yr (Short)			1473	166,356,938	Jun-07	(1,993,621)
Euro-Dollar	90	day (Short)	583	138,681,125	Dec-07	140,802
U.S. Treasury Note 5 yr (Short)			813	86,139,891	Jun-07	(541,412)
Euro-Dollar	90	day (Short)	121	28,635,406	Mar-07	2,149
Euro-Dollar	90	day (Long)	91	21,611,363	Sep-07	5,440
Euro-Dollar	90	day (Long)	91	21,569,275	Jun-07	(10,548)

Total						$(500,053)

WRITTEN OPTIONS OUTSTANDING at 2/28/07 (premiums received $6,025,530) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	$13,600,000	Jul 07 / 4.55	$24,550
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 5.7% versus the three month USD-LIBOR-BBA maturing on May 14, 2018.	12,090,000	May 08 / 5.7	619,008
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	9,910,000	Mar 08 / 5.225	258,056
Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	9,910,000	Mar 08 / 5.225	174,129
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.7% versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	12,090,000	May 08 / 5.7	99,138
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	13,600,000	Jul 07 / 4.55	592,382
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing on
January 9, 2022.	42,602,000	Jan 12 / 5.32	1,748,556
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing on
January 9, 2022.	42,602,000	Jan 12 / 5.32	1,696,037

Total			$5,211,856

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/07 (Unaudited)
		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$25,952,110	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(739,327)

888,437	10/2/16	5.15631%	3 month USD-LIBOR-BBA	(15,909)

6,288,390	5/31/16	5.58909%	3 month USD-LIBOR-BBA	(332,893)

24,207,360	10/21/15	4.943%	3 month USD-LIBOR-BBA	(78,656)

45,525,600	8/11/15	4.892%	3 month USD-LIBOR-BBA	523,315

Citibank, N.A.
43,707,490	7/27/09	5.504%	3 month USD-LIBOR-BBA	(525,285)

132,131,200	4/6/09	3 month USD-LIBOR-BBA	5.264%	2,361,331

Credit Suisse International
1,318,152	9/28/16	5.10886%	3 month USD-LIBOR-BBA	(18,121)

Goldman Sachs International
1,306,312	5/3/16	5.565%	3 month USD-LIBOR-BBA	(67,548)

21,940,000	1/8/12	3 month USD-LIBOR-BBA	4.98%	(9,008)

2,265,914	12/20/16	3 month USD-LIBOR-BBA	5.074%	(5,389)

15,473,792	11/21/26	3 month USD-LIBOR-BBA	5.2075%	156,847

69,954,707	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(926,800)

15,695,183	11/20/26	3 month USD-LIBOR-BBA	5.261%	263,099

69,378,430	11/20/08	5.16%	3 month USD-LIBOR-BBA	(1,009,240)

818,447	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(25,730)

JPMorgan Chase Bank, N.A.
22,231,440	10/21/15	4.916%	3 month USD-LIBOR-BBA	(28,629)

62,838,240	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(2,185,759)

16,410,231	8/4/16	3 month USD-LIBOR-BBA	5.5195%	516,797

31,619,070	8/4/08	3 month USD-LIBOR-BBA	5.40%	129,360

1,795,967	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(51,529)

42,495,553	1/31/17	3 month USD-LIBOR-BBA	5.415%	1,039,866

7,937,839	1/19/09	5.24%	3 month USD-LIBOR-BBA	(27,232)

2,043,190	1/19/17	3 month USD-LIBOR-BBA	5.249%	23,229

2,153,248	12/19/16	5.0595%	3 month USD-LIBOR-BBA	7,560

27,990,200	3/30/08	3 month USD-LIBOR-BBA	5.163%	341,929

13,699,665	3/30/16	3 month USD-LIBOR-BBA	5.2755%	375,661

15,660,704	11/20/26	3 month USD-LIBOR-BBA	5.266%	272,248

69,196,132	11/20/08	5.165%	3 month USD-LIBOR-BBA	(1,013,185)

22,990,450	10/10/13	5.09%	3 month USD-LIBOR-BBA	(377,851)

16,562,627	10/10/13	5.054%	3 month USD-LIBOR-BBA	(232,266)

885,479	9/18/16	5.291%	3 month USD-LIBOR-BBA	(25,286)

22,200,420	1/17/16	4.946%	3 month USD-LIBOR-BBA	208,283

20,181,416	8/15/11	5.412%	3 month USD-LIBOR-BBA	(364,175)

Lehman Brothers International (Europe)
6,087,384	10/23/16	5.325%	3 month USD-LIBOR-BBA	(191,794)

15,372,074	10/23/08	5.255%	3 month USD-LIBOR-BBA	(245,014)

6,305,793	10/23/16	3 month USD-LIBOR-BBA	5.3275%	193,026

15,457,159	10/23/08	3 month USD-LIBOR-BBA	5.26%	246,521

71,306,257	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(2,666,841)

137,204,089	8/3/11	5.445%	3 month USD-LIBOR-BBA	(2,659,127)

38,191,372	2/1/17	3 month USD-LIBOR-BBA	5.08%	(49,004)

Lehman Brothers Special Financing, Inc.
37,080,849	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(529,080)

7,013,051	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(221,674)

90,133,828	8/3/08	3 month USD-LIBOR-BBA	5.425%	400,772

Morgan Stanley Capital Services, Inc.
844,110	02/20/17	5.19%	3 month USD-LIBOR-BBA	(6,100)

Total				$(7,568,608)

NOTES

(a) Percentages indicated are based on net assets of $431,981,646.

(b) The aggregate identified cost on a tax basis is $464,132,882, resulting in gross unrealized appreciation and depreciation of $1,394,024 and $8,156,738, respectively, or net unrealized depreciation of $6,762,714.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts and written options at February 28, 2007.

At February 28, 2007, liquid assets totaling $13,376,402 have been designated as collateral for open forward commitments.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) are the current interest rates at February 28, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at February 28, 2007.

Security valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam, LLC. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Limited Duration Government Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: April 27, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 27, 2007